Master Trust	12 Months Ended
Dec. 31, 2025
EBP025 [Member]
Master Trust [Line Items]
Master Trust [Text Block]
NOTE 5 - GRAHAM HOLDINGS COMPANY MASTER TRUST
The Master Trust was established for the purpose of maintaining assets for the exclusive benefit of the participants of The Savings Plan for Graham Holdings Company, The Kaplan, Inc. Tax Deferred Savings Plan for Salaried Employees, and The 401(k) Savings Plan for GHC Affiliates (collectively, Participating Plans). Each Participating Plans’ specific interest in the Master Trust is based on the account balances of the participants and their elected investment options specific to each Plan. The Master Trust assets are allocated among the Participating Plans by assigning to each Participating Plan the entire amount of contributions received on behalf of each Participating Plan, benefit payments, or other expenses attributed solely to such Participating Plan, and every other transaction relating only to such Participating Plan and by allocating among all Participating Plans, in proportion to the value of the assets assigned to each Participating Plan, income and expenses resulting from collective investment of the assets of the Master Trust.
The following table presents the net assets of the Master Trust:

	As of December 31, 2025		As of December 31, 2024
	Master Trust	Plan Interest in Master Trust	Master Trust	Plan Interest in Master Trust
Registered Investment Companies (Mutual Funds)	$621,551,801	$41,755,118	$569,373,225	$37,835,310
Common/Collective Trusts	389,436,814	40,874,521	345,424,320	35,403,793
Berkshire Hathaway Stock Fund	56,895,914	2,660,377	55,306,537	2,344,400
Graham Holdings Company Stock Fund	5,243,851	157,942	4,321,924	122,597
Total net assets	$1,073,128,380	$85,447,958	$974,426,006	$75,706,100

The following table presents the net appreciation in the fair value of investments and investment income for the Master Trust for the year ended December 31, 2025:

Net appreciation in fair value of investments	$128,409,130
Interest and dividends	26,076,585
Total investment income	$154,485,715
Refer to Note 6 for a description of the valuation methodologies used.